Statement of Cash Flows	9 Months Ended
Dec. 31, 2021 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,127,612)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	(5,892)
Interest earned on marketable securities held in Trust Account	(1,299)
Prepaid expenses	(321,590)
Accounts payable and accrued expenses	687,531
Net cash used in operating activities	(768,862)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment of cash in Trust Account	(57,338,908)
Net cash used in investing activities	(57,338,908)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable - related party	300,000
Repayments of notes payable – related party	(300,000)
Issuance of common stock to founders for cash	25,000
Cash proceeds from sale of Units, net of underwriting discounts paid	55,905,720
Cash proceeds from sale of Private Units	2,945,980
Cash proceeds from issuance of underwriter’s unit purchase option	100
Payment of offering costs	(614,088)
Net cash from financing activities	58,262,712
NET CHANGE IN CASH	154,942
Cash – Beginning of period
Cash – End of period	154,942
Non-cash investing and financing activities:
Issuance of founder shares for related party payables	25,000
Issuance of underwriter’s unit purchase option	360,000
Deferred underwriting fee payable	1,500,000
Common stock subject to redemption	$ 52,323,289